Issued share capital, share premium account and share options	12 Months Ended
Mar. 31, 2020
Issued share capital, share premium account and share options
Issued share capital, share premium account and share options

18.         Issued share capital, share premium account and share options

(a)	Share capital

	At March 31,
	2020	2019	2018
	€M	€M	€M
Authorized/Share Capital reorganization
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.8	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	11.2	10.7	10.7
Allotted, called-up and fully paid:
1,089,181,737 ordinary equity shares of 0.600 euro cent each	6.5	—	—
1,133,395,322 ordinary equity shares of 0.600 euro cent each	—	6.8	—
1,171,142,985 ordinary equity shares of 0.600 euro cent each	—	—	7.0

Other movement in the share capital balance year-on-year principally relates to the cancellation of 47.2m shares relating to share buybacks (2019: 37.8m; 2018: 46.7m). There were 3m new shares issued in fiscal year 2020, following the exercise of vested share options, (2019: nil; 2018: nil).

Ordinary equity shares do not confer on the holders thereof the specific right to be paid a dividend out of profits.

(b)	Share premium account

	At March 31,
	2020	2019	2018
	€M	€M	€M
Balance at beginning of year	719.4	719.4	719.4
Issue of ordinary equity shares	19.1	—	—
Balance at end of year	738.5	719.4	719.4

(c)Share options and share purchase arrangements

Option Plan 2013 allows employees or Directors to purchase shares in the Company up to an aggregate of approximately 5% (when aggregated with other ordinary shares over which options are granted and which have not yet been exercised) of the outstanding ordinary shares of Ryanair Holdings plc, subject to certain conditions. All grants are subject to approval by the Remuneration Committee. These are exercisable at a price equal to the market price of the ordinary shares at the time options are granted. The key terms of these option plans include the requirement that certain employees remain in employment with the Company for a specified period of time and that the Company achieves certain net profit targets and/or share price targets. At the 2019 AGM, shareholders approved LTIP 2019. LTIP 2019 replaces Option Plan 2013 for all future share based payment grants. There were no grants under LTIP 2019 in fiscal year 2020.

Details of the share options outstanding are set out below:

		Weighted
	Share Options	Average
	M	Exercise Price
Outstanding at March 31, 2017	20.1	€7.70
Exercised	—	€—
Granted	—	€—
Forfeited	—	€—
Outstanding at March 31, 2018	20.1	€7.70
Granted	20.0	€11.12
Forfeited	(0.3)	€12.00
Outstanding at March 31, 2019	39.8	€9.38
Granted	—	€—
Forfeited	(2.0)	€12.47
Exercised	(3.0)	€6.31
Outstanding at March 31, 2020	34.8	€9.57

The mid-market price of Ryanair Holdings plc’s ordinary shares on Euronext Dublin at March 31, 2020 was €9.33 (2019: €11.67; 2018: €16.00). The highest and lowest prices at which the Company’s shares traded on Euronext Dublin in fiscal year 2020 were €16.07 and €8.32 respectively (fiscal year 2019 were €16.72 and €10.04 respectively; fiscal year 2018 were €19.39 and €14.55 respectively). There were no options exercisable at March 31, 2020 (2019: nil; 2018: nil). The average share price for fiscal year 2020 was €11.77 (2019: €13.28; 2018: €16.95).

There were 3m options exercised during fiscal years 2020 (2019: nil; 2018: nil).

At March 31, 2020 the range of exercise prices and weighted average remaining contractual life of outstanding options are shown in the table below.

		No.	Remaining
	Exercise	options	contractual
	price	outstanding	life
	€	M	(years)
	6.25	6.0	2.3
	6.74	3.1	2.5
	8.35	5.0	2.6
	11.12	18.1	6.9
	11.38	0.0	2.3
	12.00	2.3	4.4
	14.40	0.1	5.1
	17.55	0.1	2.3
Weighted average	9.57	34.8	4.9

The Company has accounted for its share option grants to employees at fair value, in accordance with IFRS 2, using a binomial lattice model to value the option grants. This has resulted in a charge of €7m to the income statement (2019: €8m; 2018: €6m charge) being recognized within the income statement in accordance with employee services rendered.

A blend of the historical and implied volatilities of the Company’s own ordinary shares is used to determine expected volatility for share option granted. The weighted-average volatility is determined by calculating the weighted-average of volatilities for all share options granted in a given year. The expected term of share option grants represents the weighted-average period the awards are expected to remain outstanding. The service period is five years.